Loans Receivable (excluding Covered Loans) (Tables)	12 Months Ended
Sep. 30, 2011
Loans Receivable [Abstract]
Schedule of Loans Receivable (excluding Covered Loans)

September 30,	2011		2010
	$	%	$	%
	(In thousands)		(In thousands)
Single-family residential	$6,218,878	74.9%	6,551,837	74.8%
Construction - speculative	140,459	1.7	169,712	1.9
Construction - custom	279,851	3.4	256,384	2.9
Land - acquisition & development	200,692	2.4	307,230	3.5
Land - consumer lot loans	163,146	2.0	186,840	2.1
Multi-family	700,673	8.4	697,351	7.9
Commercial real estate	303,442	3.7	315,915	3.6
Commercial & industrial	109,332	1.3	83,070	0.9
HELOC	115,092	1.4	116,143	1.3
Consumer	67,509	0.8	92,624	1.1
	8,299,074	100.0%	8,777,106	100.0%

Less:
Allowance for loan losses	157,160		163,094
Loans in process	170,229		154,171
Deferred net origination fees	35,808		36,138
	363,197		353,403
	$7,935,877		$8,423,703

Schedule of fixed and adjustable rate loans
The Company originates fixed and adjustable interest rate loans, which at September 30, 2011 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$336,641	Less than 1 year	$289,814
1 to 3 years	199,620	1 to 3 years	197,107
3 to 5 years	168,798	3 to 5 years	43,515
5 to 10 years	626,142	5 to 10 years	158,636
10 to 20 years	616,212	10 to 20 years	26,972
Over 20 years	5,493,260	Over 20 years	142,357
	$7,440,673		$858,401

Schedule of loans receivable by geographic area
Gross loans by geographic concentration were as follows:

September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,720,997	$220,819	$114,852	$80,332	$168,463	$89,983	$238,446	$101,278	$65,140	$74,049	$3,874,359
Oregon	1,003,289	299,839	17,013	33,152	45,784	18,441	13,744	—	—	7,484	1,438,746
Other	419,202	7,343	—	—	—	—	—	745	—	—	427,290
Idaho	465,420	31,417	8,457	16,251	9,421	10,886	882	—	—	5,423	548,157
Arizona	633,860	59,993	19,463	14,090	18,687	4,720	—	219	—	6,559	757,591
Utah	502,585	59,445	14,656	11,576	26,803	4,305	496	118	—	6,001	625,985
New Mexico	182,375	14,284	22,909	5,178	3,135	9,345	49,399	6,972	2,369	15,438	311,404
Texas	151,178	2,835	3,342	998	6,373	2,000	475	—	—	—	167,201
Nevada	139,972	4,698	—	1,569	1,185	779	—	—	—	138	148,341
	$6,218,878	$700,673	$200,692	$163,146	$279,851	$140,459	$303,442	$109,332	$67,509	$115,092	$8,299,074

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	32.6%	2.7%	1.4%	1.0%	2.0%	1.1%	2.9%	1.2%	0.8%	0.9%	46.6%
Oregon	12.1	3.6	0.2	0.4	0.6	0.2	0.2	—	—	0.1	17.4
Other	5.1	0.1	—	—	—	—	—	—	—	—	5.2
Idaho	5.6	0.4	0.1	0.2	0.1	0.1	—	—	—	0.1	6.6
Arizona	7.6	0.7	0.2	0.2	0.2	0.1	—	—	—	0.1	9.1
Utah	6.1	0.7	0.2	0.1	0.3	0.1	—	—	—	0.1	7.6
New Mexico	2.2	0.2	0.3	0.1	—	0.1	0.6	0.1	—	0.2	3.8
Texas	1.8	—	—	—	0.1	—	—	—	—	—	1.9
Nevada	1.7	0.1	—	—	—	—	—	—	—	—	1.8
	74.8%	8.5%	2.4%	2.0%	3.3%	1.7%	3.7%	1.3%	0.8%	1.5%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	43.8%	31.5%	57.2%	49.2%	60.1%	63.9%	78.5%	92.6%	96.5%	64.4%
Oregon	16.1	42.8	8.5	20.3	16.4	13.1	4.5	—	—	6.5
Other	6.7	1.0	—	—	—	—	—	0.7	—	—
Idaho	7.5	4.5	4.2	10.0	3.4	7.8	0.3	—	—	4.7
Arizona	10.2	8.6	9.7	8.6	6.7	3.4	—	0.2	—	5.7
Utah	8.1	8.5	7.3	7.1	9.6	3.1	0.2	0.1	—	5.2
New Mexico	2.9	2.0	11.4	3.2	1.1	6.7	16.3	6.4	3.5	13.4
Texas	2.4	0.4	1.7	0.6	2.3	1.4	0.2	—	—	—
Nevada	2.3	0.7	—	1.0	0.4	0.6	—	—	—	0.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of impaired loans, loan commitments and loans serviced
The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2011	September 30, 2010
	(in thousands)
Recorded investment in impaired loans	$476,822	$489,826
Impaired loans with allocated reserves	123,862	202,120
Reserves on impaired loans	41,912	65,002
Average balance of impaired loans	486,665	528,371
Interest income from impaired loans	28,081	31,279
Outstanding fixed-rate origination commitments	67,542	79,871
Loans serviced for others	102,775	130,874

Schedule of loan modifications

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-family residential	103	$27,878
Construction - speculative	—	—
Construction - custom	—	—
Land - acquisition & development	5	779
Land - consumer lot loans	—	—
Multi-family	1	983
Commercial real estate	—	—
Commercial & industrial	—	—
HELOC	—	—
Consumer	—	—
	109	$29,640